Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents	$ 7,865,345	$ 4,628,392
Accounts receivable, net		411,070
Accounts receivable - related party		172,237
Prepaid expenses and other current assets	532,289	398,536
Assets of discontinued operations		15,932,083
Total current assets	8,397,634	21,542,318
Investments	341,045
Property and equipment, net	97,933	99,630
Intangible assets, net	13,073	3,104,128
Total assets	8,849,685	24,746,076
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	79,650	12,963
Accrued expenses and other payables	1,703,134	1,029,149
Income tax payable		5,306
Due to related parties	1,347,981	60,851
Notes payable - related parties		1,301,534
Liabilities of discontinued operations		14,218,356
Total current liabilities	3,130,765	16,628,159
Total liabilities	3,130,765	16,628,159
SHAREHOLDERS' EQUITY:
Additional paid-in capital	7,695,605	1,968,100
Retained earnings	(2,313,312)	6,099,419
Accumulated other comprehensive income	303,411	18,488
Total shareholders' equity	5,718,920	8,117,917
Total liabilities and shareholders' equity	8,849,685	24,746,076
Common Class A
SHAREHOLDERS' EQUITY:
Ordinary shares value	21,316	20,010
Total shareholders' equity	21,316	20,010
Common Class B
SHAREHOLDERS' EQUITY:
Ordinary shares value	11,900	11,900
Total shareholders' equity	$ 11,900	$ 11,900